Leases (Details) - Schedule of future minimum lease payments - ASC 840 $ in Thousands	Jun. 30, 2022 USD ($)
Schedule of Future Minimum Lease Payments Asc840 [Abstract]
2023	$ 273
2024	218
2025	127
Total	$ 618